COMMON STOCK (Details)														1 Months Ended					6 Months Ended		12 Months Ended
	Dec. 15, 2015 $ / shares shares	Oct. 15, 2015 $ / shares shares	May 01, 2015 USD ($) $ / shares shares	Dec. 23, 2014 USD ($) shares	Dec. 08, 2014 shares	Oct. 15, 2014 USD ($) $ / shares shares	Oct. 10, 2014 USD ($) $ / shares shares	Sep. 23, 2014 USD ($) $ / shares shares	Aug. 15, 2014 USD ($) shares	Aug. 12, 2014 USD ($) shares	Jun. 21, 2014 USD ($) $ / shares shares	Jun. 10, 2014 USD ($) $ / shares shares	Apr. 21, 2014 USD ($) $ / shares shares	Nov. 15, 2015 $ / shares shares	May 28, 2015 $ / shares shares	May 22, 2015 $ / shares shares	Jan. 19, 2015 USD ($) $ / shares shares	Jun. 26, 2014 shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 21, 2015 USD ($) shares
Stockholders' Equity [Line Items]
Common shares, shares authorized																		324,000,000	324,000,000		324,000,000	324,000,000
Stock asplit, conversion ratio																		1.8
Stock Issued for services, shares	7,000	7,000				37,500	10,000	10,000	10,000				25,000	7,000	5,000	50,000
Number of shares cancelled					37,500
Common stock issued for services | $						$ 28,125	$ 7,500	$ 7,500	$ 2,778				$ 12,500								$ 27,500	$ 27,500
Stock issued for employee bonus compensation	4,830	4,200												5,250	3,250	32,500
Common stock price per share | $ / shares	$ 0.69	$ 0.60												$ 0.75	$ 0.65	$ 0.65					$ 0.01	$ .50
Common shares, par value per share | $ / shares						$ 0.75	$ 0.75	$ 0.75					$ 0.50						$ 0.01		0.01	$ 0.01
Stock issued during period for cash | $																						$ 67,650
Common stock issued for cash, price per share | $ / shares																					$ 0.50	$ 0.50
Issuance of common stock for conversion of debt																			501,562		289,425
Repurchase of common stock, shares										360,000											360,000
Repurchase of common stock, value | $										$ 2,501											$ 2,501
Exercise of stock options, value | $				$ 10,000																	$ 25,000	$ 25,000
Exercised				20,000																	64,000	50,000
Exercise price per share | $ / shares																					$ 0.50
Preferred stock dividends, shares issued																			501,562		21,234	21,234
Retirement of Treasury Shares																			0		0	360,000	360,000
Retirement of Treasury Shares, Amount | $																						$ 2,501	$ 2,501
Common stock for the acquisition, shares																					350,000
Common stock for the acquisition, amount | $																					$ 262,500
Common stock for the acquisition, Per share | $ / shares																					$ 0.75
Director [Member]
Stockholders' Equity [Line Items]
Stock issued during period for cash, shares																					15,001
Stock issued during period for cash | $																					$ 5,400
Exercise of stock options, value | $																					$ 15,001
Exercised																					54,000
Exercise price per share | $ / shares																					$ 0.2778
Director One [Member]
Stockholders' Equity [Line Items]
Stock issued during period for cash, shares																					5,000
Stock issued during period for cash | $																					$ 1,000
Exercise of stock options, value | $																					$ 5,000
Exercised																					10,000
Exercise price per share | $ / shares																					$ 0.50
Employee [Member]
Stockholders' Equity [Line Items]
Stock Issued for services, shares																	400
Common stock issued for services | $																	$ 300
Common stock price per share | $ / shares																	$ 0.75
Employee One [Member]
Stockholders' Equity [Line Items]
Stock Issued for services, shares			2,000
Common stock issued for services | $			$ 1,300
Common stock price per share | $ / shares			$ 0.65
Private Placement Memorandum [Member]
Stockholders' Equity [Line Items]
Stock issued during period for cash, shares																			1,000,000		1,980,000	1,360,000
Stock issued during period for cash | $																			$ 500,000		$ 9,900	$ 67,650
Common stock issued for cash, price per share | $ / shares																			$ 0.50		$ 0.50	$ 0.50
Transaction Two [Member]
Stockholders' Equity [Line Items]
Stock Issued for services, shares											9,000
Common stock issued for services | $											$ 2,500
Common stock price per share | $ / shares											$ 0.2778
Transaction One [Member]
Stockholders' Equity [Line Items]
Stock Issued for services, shares												108,000
Common stock issued for services | $												$ 30,000
Common stock price per share | $ / shares												$ 0.2778